Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 JPY (¥) ¥ / shares shares	Apr. 30, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 1,636,035	¥ 256,301,192	¥ 440,361,163	¥ 179,355,651
COST OF REVENUES	(663,362)	(103,922,257)	(213,258,663)	(37,582,914)
GROSS PROFIT	972,673	152,378,935	227,102,500	141,772,737
OPERATING EXPENSES:
Selling and marketing expenses	(442,575)	(69,333,752)	(74,465,551)	(55,259,489)
General and administrative expenses	(17,941,181)	(2,810,665,387)	(355,237,986)	(390,301,519)
Share-based compensation expenses				(1,616,463)
Research and development expenses	(150,375)	(23,557,762)	(43,252,205)	(76,081,726)
TOTAL OPERATING EXPENSES	(18,534,131)	(2,903,556,901)	(472,955,742)	(523,259,197)
LOSS FROM OPERATIONS	(17,561,458)	(2,751,177,966)	(245,853,242)	(381,486,460)
Fair value gain(loss) on digital assets	745	116,715	(156,213)	(61,860)
Interest expenses, net	(103,826)	(16,265,421)	(1,716,856)	(1,589,399)
Foreign exchange gain (loss), net	146,027	22,876,553	(10,226,794)	46,666,234
Government grants			1,255,000
Other income (expense), net	14,160	2,218,288	1,159	132,317
LOSS BEFORE INCOME TAXES	(17,504,352)	(2,742,231,831)	(256,696,946)	(336,339,168)
Provision for income taxes
Current
Deferred				188,496
Total provision for income taxes				188,496
NET LOSS	$ (17,504,352)	¥ (2,742,231,831)	¥ (256,696,946)	¥ (336,150,672)
LOSS PER SHARE
Basic | (per share)	$ (1)	¥ (156.62)	¥ (17.03)	¥ (22.77)
Diluted | (per share)	$ (1)	¥ (156.62)	¥ (17.03)	¥ (22.77)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	17,508,597	17,508,597	15,076,900	14,764,646
Diluted	17,508,597	17,508,597	15,076,900	14,764,646
COMPREHENSIVE LOSS
Net loss	$ (17,504,352)	¥ (2,742,231,831)	¥ (256,696,946)	¥ (336,150,672)
Foreign exchange translation adjustment	18,416	2,885,038
Comprehensive loss	(17,485,936)	(2,739,346,793)	(256,696,946)	(336,150,672)
Software and system development services
OPERATING REVENUES
Total operating revenues	1,014,347	158,907,578	375,349,324	125,618,177
Consulting and solution services
OPERATING REVENUES
Total operating revenues	621,658	97,388,932	65,011,839	2,800,620
Sale of NFTs
OPERATING REVENUES
Total operating revenues				50,936,854
Royalty Revenue
OPERATING REVENUES
Total operating revenues	$ 30	¥ 4,682